INVENTORIES, NET	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES, NET

	As of December 31,
	2017	2016

Raw materials, materials and spare parts	616,870	401,481
Goods in process	1,251,779	811,378
Finished goods	423,372	281,770
Goods in transit	295,106	186,673
Obsolescence allowance (Note 19)	(36,197)	(33,433)

Inventories, net	2,550,930	1,647,869